SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of estimated useful lives
Category	Depreciation method	Estimated useful lives

Building	Straight-line	20 years
Electronic devices	Straight-line	3 years
Office equipment, fixtures and furniture	Straight-line	3 years
Automobile	Straight-line	3 years